NET INCOME (LOSS) PER SHARE (Schedule of Computation of Basic and Diluted Net Income Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income (loss) attributable to UTStarcom Holdings Corp.	$ 6,981	$ 290	$ (27,158)
Denominator:
Weighted average shares outstanding - Basic	35,467,000	35,806,000	37,003,000
Potentially dilutive common stock equivalents-stock options and restricted stock (in shares)	709,000	596,000
Weighted average shares outstanding-Diluted	36,176,000	36,402,000	37,003,000
Net Income (loss) per share attributable to UTStarcom Holdings Corp. - Basic	$ 0.20	$ 0.01	$ (0.74)
Net income (loss) per share attributable to UTStarcom Holdings Corp.-Diluted	$ 0.19	$ 0.01	$ (0.74)
Potential dilutive ordinary shares	1,200,000	1,400,000	0